Subsequent events	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Subsequent events

30.	Subsequent events

Distribution of remuneration to shareholders

On August 6, 2026, Petrobras’s Board of Directors approved the distribution of remuneration to shareholders in the amount of US$ 3,406 or R$ 17,376 million (US$ 0.2642 per outstanding preferred and common shares, or R$ 1.3481), based on the net income for the three-month period ended June 30, 2026, considering the application of the Shareholder Remuneration Policy formula, as presented in the following table:

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends	08.06.2026	08.21.2026	0.0924	1,191
Interim interest on capital	08.06.2026	08.21.2026	0.1718	2,215
Total anticipated dividends			0.2642	3,406

These dividends and interest on capital will be paid in two equal installments, on November 23 and December 21, 2026, and will be deducted from the remuneration that will be distributed to shareholders relating to 2026. The amounts will be adjusted by the Selic rate from the date of payment of each installment until December 31, 2026.